OTHER LIABILITIES - Movement of certain provisions (Details) ₫ in Millions			12 Months Ended
	Mar. 10, 2023	Mar. 09, 2023 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Nam An
OTHER LIABILITIES
Proceeds From Contract		₫ 5,875,000
Distributions Percentage on Funds Received		0.25%
Percentage of Cooperation Capital, If Revenue Schedule is not Met		5.00%
Agreement Term	18 months
Additional, Agreement Term	18 months
Nonrelated party
OTHER LIABILITIES
Provision beginning of period			₫ 2,182,368		₫ 4,451,426	₫ 1,872,879
Provision made during the year			2,984,642		1,013,489	4,584,680
Change in accounting estimate for pre-existing provisions			222,988		(190,101)	(211,399)
Reversal of provision						(245,101)
Offsetting against advances						(402,777)
Utilized			(1,323,197)		(3,092,446)	(1,146,856)
Provision at end of period			4,066,801	$ 170,401,450	2,182,368	4,451,426
Provision for contract penalty and compensation for the ICE phasing-out | Nonrelated party
OTHER LIABILITIES
Provision beginning of period			1,321,147		3,937,545
Provision made during the year			1,111,317		272,779	4,340,322
Change in accounting estimate for pre-existing provisions					(157,349)
Offsetting against advances						(402,777)
Utilized			(956,261)		(2,731,828)
Provision at end of period			1,476,203	61,853,809	1,321,147	3,937,545
Provision related to purchase commitment | Nonrelated party
OTHER LIABILITIES
Provision beginning of period					178,411	1,444,833
Provision made during the year						65,981
Change in accounting estimate for pre-existing provisions					(7,728)
Reversal of provision						(245,101)
Utilized					(170,683)	(1,087,302)
Provision at end of period						178,411
Assurance-type warranties | Nonrelated party
OTHER LIABILITIES
Provision beginning of period			861,221		335,470	428,046
Provision made during the year			1,873,325		740,710	178,377
Change in accounting estimate for pre-existing provisions			222,988		(25,024)	(211,399)
Utilized			(366,936)		(189,935)	(59,554)
Provision at end of period			₫ 2,590,598	$ 108,547,641	₫ 861,221	₫ 335,470